Derivative Instruments Disclosures (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Open Futures Contracts [Member]
Derivative, Number of Instruments Held	3,605	3,745
Open Forward Contracts [Member]
Derivative, Number of Instruments Held	191	83
Closed Futures Contracts [Member]
Derivative Instruments Number Of Closed Futures Contracts	51,295	39,781
Closed Forward Currency Contracts [Member]
Derivative Instruments Number Of Closed Futures Contracts	4,013	6,239